Deconsolidation of and Retained Noncontrolling Investment in IAHGames at Fair Value and Recognized Gain (Parenthetical) (Detail) (Infocomm Asia Holdings Pte Ltd)	1 Months Ended		12 Months Ended
	Aug. 15, 2012	Jul. 31, 2012	Dec. 31, 2011
Infocomm Asia Holdings Pte Ltd
Divestitures [Line Items]
Percentage of retained noncontrolling interest	20.00%	20.00%	80.00%